Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 30,817	$ 4,222	¥ 15,000
Additions	17,789	2,437	15,817
Decreases	0	0	0
Settlement	0	0	0
Balance at end of the year	¥ 48,600	$ 6,659	¥ 30,817